Employee Benefits	12 Months Ended
Jun. 30, 2024
Employee Benefits [Abstract]
Employee Benefits	Employee benefits
Accounting policy
•Pension, provident and medical benefit plans are funded through monthly contributions. The group pays fixed contributions into a separate entity in terms of the defined contribution pension, provident and medical plans which are charged to the income statement in the year to which they relate. The group's liability is limited to its monthly determined contributions and it has no further liability, legal or constructive, if the fund does not hold sufficient assets to pay all employees the benefits relating to employee service in the current and prior periods. Refer to note 25 for details of the post-retirement medical benefit plan.
•Termination benefits are payable when employment is terminated before the normal retirement date, or whenever an employee accepts voluntary redundancy in exchange for these benefits. The group recognises termination benefits at the earlier of the following dates: (a) when the group can no longer withdraw the offer of those benefits; and (b) when the entity recognises costs for a restructuring that is within the scope of IAS 37 Provisions, Contingent Liabilities and Contingent Assets, and involves the payment of termination benefits. In the case of an offer made to encourage voluntary redundancy, the termination benefits are measured based on the number of employees expected to accept the offer. Benefits falling due more than 12 months after balance sheet date are discounted to present value.

	2024	2023
Number of permanent employees as at 30 June:
South African operations[1]	33 123	33 341
International operations[2]	1 592	1 572
Total number of permanent employees	34 715	34 913

	SA Rand
Figures in million	2024	2023
Aggregate earnings
The aggregate earnings of employees including executive directors were:
Salaries and wages and other benefits (excluding share-based payments)	17 006	15 988
Retirement benefit costs	1 226	1 146
Medical aid contributions	403	382
Total aggregated earnings[3]	18 635	17 516
[1]The South African operations include permanent employees for Phoenix of 86 and Margaret Water Company NPC of 50 as a result of Harmony’s shareholding of 72% and 66% respectively.
[2]The Wafi-Golpu joint operation employees included in the total is 31 (2023: 31).
[3]These amounts have been included in cost of sales, corporate expenditure and capital expenditure.

During the 2024 financial year, termination costs included in payroll costs decreased to R182 million (2023: R609 million). Termination costs include the cost relating to the voluntary retrenchment and restructuring process as well as retrenchments due to shaft closures (refer to note 5 for further detail).